Taxation - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets after offsetting	¥ 1,226	$ 176	¥ 3,401	¥ 5,973
Net deferred tax liabilities after offsetting	(87)	$ (12)	(111)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	9,856		9,942
Deferred tax liabilities	(8,630)		(6,541)
Carrying amount [member] | More than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	6,942		7,931
Deferred tax liabilities	(8,292)		(5,770)
Net deferred tax liabilities after offsetting	(87)		(111)
Carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,914		2,011
Deferred tax liabilities	(338)		(771)
Net deferred tax liabilities after offsetting	¥ 0		¥ 0